Cover	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2024
Entity File Number	000-55979
Entity Registrant Name	AB International Group Corp.
Entity Central Index Key	0001605331
Entity Tax Identification Number	37-1740351
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	144 Main Street
Entity Address, City or Town	Mt. Kisco
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10549
City Area Code	(914)
Local Phone Number	202-3108
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false